Provisions - Schedule of Changes in Provision - Retirement Benefit Plan (Detail) - Retirements bonus plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Beginning balance	$ 670	$ 689
Current service costs	(128)	49
Interest expense on obligation	39	36
Actuarial (gains) losses	(12)	(97)
Payments of benefits	(14)	(17)
Exchange differences	(109)	10
Ending balance	$ 446	$ 670